Leases - Additional Information (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted average incremental borrowing rate	9.79%	9.17%
Interest expense on lease liabilities	$ 6,841	$ 5,789	$ 5,118
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 10	841	112
Lease liabilities
Leases
Cash flows		$ 13,291	$ 10,977
Retail Stores
Leases
Operating lease term	15 years
Retail Stores | Top of range
Leases
Operating lease term	5 years
Retail Stores | Bottom of range
Leases
Operating lease term	3 years
Office Space | Top of range
Leases
Operating lease term	5 years
Office Space | Bottom of range
Leases
Operating lease term	3 years
Vehicles, Servers and Equipment | Top of range
Leases
Operating lease term	5 years
Vehicles, Servers and Equipment | Bottom of range
Leases
Operating lease term	3 years
IT Equipment | Top of range
Leases
Operating lease term	1 year
IT Equipment | Bottom of range
Leases
Operating lease term	3 years